Income Tax Expense_An Analysis Of The Net Profit Before Income Tax And Income Tax Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate Abstract [Abstract]
Net profit before income tax		₩ 4,301,532	[1]	$ 3,865,330	[1]	₩ 4,138,424	₩ 2,628,655
Tax at the applicable tax rate (Amount)	[2]	1,172,559				1,001,037	635,673
Non-taxable income (Amount)		(11,888)				(207,777)	(188,062)
Non-deductible expense (Amount)		27,551				10,706	16,711
Tax credit and tax exemption (Amount)		(637)				(1,658)	(1,079)
Temporary difference for which no deferred tax is recognized (Amount)		12,260				(6,484)	2,749
Deferred tax relating to changes in recognition and measurement (Amount)		(2,692)				(4,894)	(828)
Income tax refund for tax of prior years (Amount)		(8,135)				(4,854)	(12,612)
Income tax expense of overseas branch (Amount)		3,882				1,549	3,447
Effects from change in tax rate (Amount)		(1,470)				17,367	(739)
Others (Amount)		48,156				(10,029)	(16,785)
Average effective tax expense		₩ 1,239,586	[1]	$ 1,113,885	[1]	₩ 794,963	₩ 438,475
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract [Abstract]
Tax at the applicable tax rate (Tax rate)	[2]	27.26%		27.26%		24.19%	24.18%
Non-taxable income (Tax rate)		(0.28%)		(0.28%)		(5.02%)	(7.15%)
Non-deductible expense (Tax rate)		0.64%		0.64%		0.26%	0.64%
Tax credit and tax exemption (Tax rate)		(0.01%)		(0.01%)		(0.04%)	(0.04%)
Temporary difference for which no deferred tax is recognized (Tax rate)		0.29%		0.29%		(0.16%)	0.10%
Deferred tax relating to changes in recognition and measurement (Tax rate)		(0.06%)		(0.06%)		(0.12%)	(0.03%)
Income tax refund for tax of prior years (Tax rate)		(0.19%)		(0.19%)		(0.12%)	(0.48%)
Income tax expense of overseas branch (Tax rate)		0.09%		0.09%		0.04%	0.13%
Effects from change in tax rate (Tax rate)		(0.03%)		(0.03%)		0.42%	(0.03%)
Others (Tax rate)		1.12%		1.12%		(0.24%)	(0.64%)
Average effective tax rate		28.82%		28.82%		19.21%	16.68%
Description Of Applicable Tax Rate By Taxable Income		Applicable income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to 300 billion is 24.2% and for over 300 billion is 27.5% as of December 31, 2018 and for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22% and for over KRW 20 billion is 24.2% as of December 31, 2017 and 2016.		Applicable income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to 300 billion is 24.2% and for over 300 billion is 27.5% as of December 31, 2018 and for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22% and for over KRW 20 billion is 24.2% as of December 31, 2017 and 2016.		Applicable income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to 300 billion is 24.2% and for over 300 billion is 27.5% as of December 31, 2018 and for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22% and for over KRW 20 billion is 24.2% as of December 31, 2017 and 2016.	Applicable income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to 300 billion is 24.2% and for over 300 billion is 27.5% as of December 31, 2018 and for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22% and for over KRW 20 billion is 24.2% as of December 31, 2017 and 2016.

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	Applicable income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to 300 billion is 24.2% and for over 300 billion is 27.5% as of December 31, 2018 and for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22% and for over KRW 20 billion is 24.2% as of December 31, 2017 and 2016.